EQUITY-METHOD INVESTMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($) shareholder	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jul. 01, 2014	Jun. 30, 2014	May. 31, 2014
EQUITY-METHOD INVESTMENTS
Carrying value of equity method investments		$ 0	$ 6,220
Shanghai Huajian Management
EQUITY-METHOD INVESTMENTS
Number of shareholders with remaining interest | shareholder	2
Remaining equity interest acquired (as a percent)					67.00%
Shanghai Huajian Management | Remaining shareholder one
EQUITY-METHOD INVESTMENTS
Remaining equity interest acquired (as a percent)							37.00%
Shanghai Huajian Management | Remaining shareholder two
EQUITY-METHOD INVESTMENTS
Remaining equity interest acquired (as a percent)						30.00%
Shanghai Huajian Management
EQUITY-METHOD INVESTMENTS
Percentage of equity interest acquired	33.00%
Aggregate price	$ 6,376
(Loss)/gain from equity method investment		$ 521	$ (156)	$ 0